Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
Deferred transaction costs	$ 8,086	$ 0
Income tax receivable	0	3,274
Other current assets	1	34	$ 16
Other current assets	$ 8,087	$ 3,308	$ 16